Relationship with Parent and Related Entities (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	The following table summarizes total share-based compensation (SBC) charged to us related to our employees’ participation in our Parent’s incentive plans, depending on the nature of the employee’s role in our operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
SBC - Research and development expenses	$3,079	$2,395	$7,243	$6,902
SBC - General and administrative expenses	2,200	1,415	5,030	4,704

	$5,279	$3,810	$12,273	$11,606